Note 8 - Financial Instruments - Liquidity Risk (Details) - CAD ($) $ in Thousands	Sep. 30, 2018		Mar. 31, 2018
Statement Line Items [Line Items]
Trade and other payables, carrying amount	$ 637,405		$ 621,148
Total borrowings	661,335		543,504
Gas, electricity and non-commodity contracts, carrying amount	94,779		138,159
Liquidity risk [member]
Statement Line Items [Line Items]
Trade and other payables, carrying amount	636,767		616,434
Trade and other payables, undiscounted cash flows	636,767		616,434
Total borrowings	661,335	[1]	543,504
Long-term debt, undiscounted cash flows	706,386	[1]	575,525
Gas, electricity and non-commodity contracts, carrying amount	94,779		138,159
Gas, electricity and non-commodity contracts, undiscounted cash flows	3,200,110		3,171,037
Total, carrying amount	1,392,881		1,298,097
Total, undiscounted cash flows	4,543,263		4,362,996
Liquidity risk [member] | Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows	636,767		616,434
Long-term debt, undiscounted cash flows	135,146	[1]	122,115
Gas, electricity and non-commodity contracts, undiscounted cash flows	1,026,658		1,867,389
Total, undiscounted cash flows	1,798,571		2,605,938
Liquidity risk [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	179,395	[1]	193,410
Gas, electricity and non-commodity contracts, undiscounted cash flows	1,747,709		1,202,949
Total, undiscounted cash flows	1,927,104		1,396,359
Liquidity risk [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	391,845	[1]	260,000
Gas, electricity and non-commodity contracts, undiscounted cash flows	326,348		69,658
Total, undiscounted cash flows	718,193		329,658
Liquidity risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows		[1]
Gas, electricity and non-commodity contracts, undiscounted cash flows	99,395		31,041
Total, undiscounted cash flows	$ 99,395		$ 31,041

[1]	Included in long-term debt are the 6.75% $100M convertible debentures, 6.75% $160M convertible debentures, 6.5% convertible bonds and 5.75% convertible debentures, which may be settled through the issuance of shares at the option of the holder or Just Energy upon maturity.